                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343




Signature, Place, and Date of Signing:
                                                 /s/ Edward Grzybowski
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY, August 3, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $125,143 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------



AKAMAI TECHNOLOGIES INC		COM	00971T101	7656	399143	399143				399143
AMKOR TECHNOLOGY INC		COM	031652100	1352	286486	286486				286486
BLOUNT INTL INC NEW		COM 	095180105	1878	218105	218105				218105
CABELAS INC       		COM 	126804301	4319	351137	351137				351137
CALPINE CORP      		COM NEW	131347304	24845	2228216	2228216				2228216
CBEYOND  			COM	149847105	23	1600	1600				1600
CBS CORP NEW			CL B	124857202	1833	264938	264938				264938
CORNERSTONE THERAPEUTICS INC 	COM	21924P103	470	42752	42752				42752
FAIRPOINT COMMUNICATIONS INC 	COM	305560104	0	82	82				82
FEDERAL MOGUL CORP        	CL A	313549404	20015	2118016	2118016				2118016
INSULET CORP			COM	45784P101	4215	547340	547340				547340
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	9494	6287137	6287137				6287137
NEUROGESX INC			COM	641252101    	2068     366641	366641   			366641
PARAMETRIC TECHNOLOGY CORP	COM NEW	699173209	17	1477	1477				1477
PRUDENTIAL FINL INC		COM	744320102	830	22296	22296				22296
REGIONS FINANCIAL CORP NEW	COM	7591EP100	1838	455000	455000				455000
SEALY CORP        		RIGHT 06/25/2009	812139129	0	1779813	1779813				1779813
SEALY CORP			COM	812139301	3488	1779813	1779813				1779813
SOLUTIA INC			COM NEW	834376501	12846  	2230262	2230262				2230262
SOVRAN SELF STORAGE INC   	COM	84610H108   	17787    723044 	723044				723044
URS CORP NEW			COM	903236107	4156	83921	83921				83921
VIACOM INC NEW			CL B	92553P201	6014	264938	264938				264938